BUSINESS COMBINATIONS (Details 1) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 28, 2021	Oct. 03, 2014
Goodwill	$ 762,851	$ 762,851	$ 762,851
Accounts payable	(1,019,060)	(1,069,743)	(819,413)
Accrued expenses	(1,314,026)	(1,285,898)	(58,345)
Line of credit	(30,000)	(30,000)	(30,000)		$ (30,000)
Notes payable	$ 0	$ (344,595)	$ (20,400)
Loyal Exchange [Member]
Cash				$ 3,555
Accounts receivable				15,932
Intangible assets - trademark/trade name				139,700
Intangible assets - customer relationships				233,800
Intangible assets - developed technology				27,750
Goodwill				762,851
Accounts payable				(5,333)
Accrued expenses				(28,079)
Line of credit				(30,000)
Notes payable				(20,400)
Net assets acquired				$ 1,099,776